Related Party Transactions - Additional Information (Details) - USD ($)			2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 08, 2021	Nov. 03, 2021	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	May 03, 2022
Related Party Transactions
Aggregate amount				$ 6,900,000		$ 6,900,000			$ 6,900,000
Extension of sponsor loans						$ 10.20			$ 10.20
Conversion price				$ 1.00		$ 1.00			$ 1.00
Related party transaction terms, description									Pursuant to the terms of the Company’s amended and restated certificate of incorporation, in order for the time available for the Company to consummate its initial business combination to be extended for any such three-month period, the Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $3,450,000 (or $0.10 per unit sold in this offering in either case, up to an aggregate of $6,900,000), on or prior to the date of the applicable deadline, for each three month extension. Any such payment would be made in the form of a non-interest-bearing loan in substantially the same form as the sponsor loan and would be repaid, if at all, from funds released to the Company upon completion of its initial business combination.
Issued and outstanding public shares percentage									100.00%
Interest to pay dissolution expenses									$ 100,000
Interest Expense, Related Party, Type [Extensible Enumeration]									us-gaap:RelatedPartyMember
Administrative service fee			$ 38,000						$ 240,000
Proceeds from issuance of promissory note to related party								$ 175,000
Working Capital Loans
Related Party Transactions
Outstanding balance of related party note			0	$ 0		$ 0		0	0
Sponsor
Related Party Transactions
Outstanding balance of related party note			2,727					2,727	10,024
Promissory Note with Related Party
Related Party Transactions
Aggregate amount										$ 350,000
Outstanding balance of related party note			0	0		0		0	0
Maximum borrowing capacity of related party promissory note										$ 200,000
Proceeds from issuance of promissory note to related party	$ 175,000
Administrative Service Fee
Related Party Transactions
Outstanding balance of related party note			$ 0	40,000		40,000		$ 0	0
Expenses per month		$ 20,000				20,000
Administrative service fee				60,000	$ 180,000	60,000	$ 180,000
Related Party Loans
Related Party Transactions
Outstanding balance of related party note				44,174		44,174			10,024
Loan conversion agreement warrant				$ 1,500,000		$ 1,500,000			$ 1,500,000
Related Party Loans | Working Capital Loans
Related Party Transactions
Price of warrants				$ 1.00		$ 1.00			$ 1.00